United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5843

(Investment Company Act File Number)

Cash Trust Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/2013

Date of Reporting Period: Quarter ended 08/31/2012

Item 1. Schedule of Investments

Federated Government Cash Series
Portfolio of Investments
August 31, 2012 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—43.6%
$89,820,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.204% - 0.390%, 9/4/2012 - 11/20/2012	$89,844,167
2,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.180%, 2/12/2013	1,998,360
100,200,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.176% - 0.378%, 9/4/2012 - 9/25/2012	100,166,866
283,870,000		Federal Home Loan Bank System Notes, 0.125% - 5.375%, 9/25/2012 - 8/13/2013	284,203,250
14,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.100% - 0.163%, 9/18/2012 - 10/2/2012	13,998,879
97,700,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.186% - 0.214%, 9/2/2012 - 9/17/2012	97,680,713
51,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.194% - 0.195%, 9/3/2012 - 9/6/2012	50,985,526
61,635,000		Federal Home Loan Mortgage Corp. Notes, 0.515%—5.260%, 11/26/2012 - 4/15/2013	61,825,176
25,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.100%, 10/1/2012 - 10/15/2012	24,997,614
88,020,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.205% - 0.380%, 9/3/2012 - 11/17/2012	88,001,355
95,548,000		Federal National Mortgage Association Notes, 0.375% - 4.250%, 9/24/2012 - 5/7/2013	96,030,005
250,465,000	[2,3,4]	Straight A Funding, LLC (Unconditional Liquidity Support from Federal Financing Bank), Discount Notes, 0.180%, 9/12/2012 - 11/5/2012	250,398,108
		TOTAL GOVERNMENT AGENCIES	1,160,130,019
		U.S. Treasury—0.7%
5,000,000		United States Treasury Notes, 0.750%, 3/31/2013	5,015,228
13,000,000		United States Treasury Notes, 1.375%, 9/15/2012	13,006,033
		TOTAL U.S. TREASURY	18,021,261
		Repurchase Agreements—55.7%
79,000,000	[5]	Interest in $1,349,000,000 joint repurchase agreement 0.17%, dated 8/20/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,349,191,108 on 9/19/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2042 and the market value of those underlying securities was $1,383,579,994.	79,000,000
23,000,000	[5]	Interest in $387,000,000 joint repurchase agreement 0.18%, dated 8/17/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $387,059,985 on 9/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2047 and the market value of those underlying securities was $394,775,527.	23,000,000
41,000,000	[5]	Interest in $776,000,000 joint repurchase agreement 0.20%, dated 8/15/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $776,129,333 on 9/14/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $798,876,638.	41,000,000
44,103,000		Interest in $4,105,000,000 joint repurchase agreement 0.20%, dated 8/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,105,091,222 on 9/4/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $4,221,332,947.	44,103,000
25,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.22%, dated 6/4/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,562,222 on 9/4/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2042 and the market value of those underlying securities was $1,023,971,666.	25,000,000
16,000,000	[5]	Interest in $311,000,000 joint repurchase agreement 0.22%, dated 6/26/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $311,171,050 on 9/24/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/25/2042 and the market value of those underlying securities was $317,540,603.	16,000,000
43,000,000	[5]	Interest in $750,000,000 joint repurchase agreement 0.22%, dated 8/2/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $750,412,500 on 10/31/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2042 and the market value of those underlying securities was $770,826,620.	43,000,000
26,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.23%, dated 6/19/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,287,500 on 9/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2042 and the market value of those underlying securities was $510,633,494.	26,000,000
27,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.23%, dated 6/20/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,287,500 on 9/18/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2042 and the market value of those underlying securities was $510,251,467.	27,000,000
1

Principal Amount			Value
		Repurchase Agreements—continued
$32,000,000	[5]	Interest in $585,000,000 joint repurchase agreement 0.23%, dated 7/26/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $585,336,375 on 10/24/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $601,177,557.	$32,000,000
66,000,000		Interest in $1,159,000,000 joint repurchase agreement 0.18%, dated 8/29/2012 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,159,040,565 on 9/5/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2042 and the market value of those underlying securities was $1,190,417,670.	66,000,000
22,000,000		Interest in $137,000,000 joint repurchase agreement 0.20%, dated 8/30/2012 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $137,005,328 on 9/6/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/16/2038 and the market value of those underlying securities was $141,118,588.	22,000,000
51,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.16%, dated 6/8/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,400,000 on 9/6/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $1,020,398,970.	51,000,000
92,000,000	[5]	Interest in $1,616,000,000 joint repurchase agreement 0.22%, dated 8/13/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,616,908,551 on 11/13/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $1,660,941,791.	92,000,000
44,000,000		Interest in $772,000,000 joint repurchase agreement 0.17%, dated 8/29/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $772,025,519 on 9/5/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/15/2041 and the market value of those underlying securities was $795,182,530.	44,000,000
44,000,000		Interest in $773,000,000 joint repurchase agreement 0.19%, dated 8/28/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $773,028,558 on 9/4/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $796,219,415.	44,000,000
44,000,000		Interest in $773,000,000 joint repurchase agreement 0.19%, dated 8/30/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $773,028,558 on 9/6/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2041 and the market value of those underlying securities was $796,211,011.	44,000,000
68,000,000		Interest in $1,159,000,000 joint repurchase agreement 0.19%, dated 8/31/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,159,042,819 on 9/7/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/25/2045 and the market value of those underlying securities was $1,193,795,202.	68,000,000
42,000,000	[5]	Interest in $800,000,000 joint repurchase agreement 0.27%, dated 7/24/2012 under which ING Financial Markets LLC will repurchase securities provided as collateral for $800,540,000 on 10/22/2012. The securities provided as collateral at the end of the period held with The JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $817,313,287.	42,000,000
600,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.20%, dated 8/31/2012 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,000,022,222 on 9/4/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/25/2042 and the market value of those underlying securities was $1,023,497,915.	600,000,000
29,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.19%, dated 8/14/2012 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,079,167 on 9/13/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2042 and the market value of those underlying securities was $511,270,837.	29,000,000
26,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.17%, dated 8/29/2012 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $500,077,917 on 10/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $510,014,451.	26,000,000
		TOTAL REPURCHASE AGREEMENTS	1,484,103,000
		TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[6]	2,662,254,280
		OTHER ASSETS AND LIABILITIES - NET—0.0%[7]	935,738
		TOTAL NET ASSETS—100%	$2,663,190,018
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2012, this restricted security amounted to $250,398,108, which represented 9.4% of total net assets.
2

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2012, this liquid restricted security amounted to $250,398,108, which represented 9.4% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2012.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3
Federated Municipal Cash Series
Portfolio of Investments
August 31, 2012 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.6%[1,2]
		Alabama—0.3%
$1,178,000		Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 9/6/2012	$1,178,000
		Arizona—8.3%
1,055,000		Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.480%, 9/6/2012	1,055,000
7,221,000		Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.240%, 9/6/2012	7,221,000
5,610,000		Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Wells Fargo & Co. LOC), 0.230%, 9/6/2012	5,610,000
965,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (MechoShade West, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 9/6/2012	965,000
2,100,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank, N.A. LOC), 0.270%, 9/6/2012	2,100,000
6,750,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.270%, 9/6/2012	6,750,000
3,630,000		Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.300%, 9/6/2012	3,630,000
1,175,000		Pinal County, AZ IDA, (Series 2006) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.300%, 9/6/2012	1,175,000
3,400,000		Pinal County, AZ IDA, (Series 2007) Weekly VRDNs (Artistic Paver Mfg. Phoenix, Inc.)/(SunTrust Bank LOC), 0.460%, 9/5/2012	3,400,000
6,500,000		Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 9/6/2012	6,500,000
		TOTAL	38,406,000
		California—2.2%
8,000,000		California State, (Series A-2), 2.50% RANs, 6/20/2013	8,132,011
2,100,000		Oxnard, CA IDFA, (Series 2004) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 1.200%, 9/6/2012	2,100,000
		TOTAL	10,232,011
		Colorado—3.0%
3,300,000		Colorado Agricultural Development Authority, (Series 2006) Weekly VRDNs (Monte Vista Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.470%, 9/6/2012	3,300,000
525,000		Colorado HFA (Class I Bonds), (Series 2000A) Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.320%, 9/6/2012	525,000
9,990,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.30% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 10/18/2012	9,990,000
		TOTAL	13,815,000
		Florida—3.7%
610,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.290%, 9/6/2012	610,000
6,000,000		Collier County, FL IDA, (Series 2005) Weekly VRDNs (Ave Maria Utility Company)/(SunTrust Bank LOC), 0.530%, 9/5/2012	6,000,000
10,000,000		Miami-Dade County, FL Transit System, (Series 2011), 0.80% BANs, 11/21/2012	10,000,000
515,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 9/7/2012	515,000
		TOTAL	17,125,000
		Georgia—13.3%
1,800,000		Appling County, GA Development Authority, (1st Series 1997) Daily VRDNs (Georgia Power Co.), 0.250%, 9/4/2012	1,800,000
5,500,000	[3,4]	Atlanta, GA Water & Wastewater, Lehman FR/RI-K2 Floater Certificates (Series 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.320%, 9/6/2012	5,500,000
3,350,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.320%, 9/6/2012	3,350,000
3,500,000		Bartow County, GA Development Authority, (1st Series 2009) Weekly VRDNs (Georgia Power Co.), 0.270%, 9/5/2012	3,500,000
250,000		Bartow County, GA Development Authority, (Series 2002) Weekly VRDNs (Somerset Cove Apartments, LP)/(Compass Bank, Birmingham LOC), 1.250%, 9/6/2012	250,000
1,500,000		Burke County, GA Development Authority, (Second Series 1995) Daily VRDNs (Georgia Power Co.), 0.250%, 9/4/2012	1,500,000
1,400,000		Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(FHLB of Atlanta LOC), 0.180%, 9/5/2012	1,400,000
2,500,000		Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.190%, 9/6/2012	2,500,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$3,000,000		DeKalb County, GA School District, (Series 2012), 0.95% TANs, 12/28/2012	$3,003,833
5,000,000		DeKalb County, GA, 1.00% TANs, 12/28/2012	5,010,111
3,000,000		Gainesville and Hall County, GA Development Authority, (Series 2002) Weekly VRDNs (Fieldale Farms Corp.)/(Rabobank Nederland NV, Utrecht LOC), 0.250%, 9/6/2012	3,000,000
8,000,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.220%, 9/5/2012	8,000,000
6,700,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Walton Ridenour Apts)/(FHLB of Atlanta LOC), 0.180%, 9/5/2012	6,700,000
4,000,000		Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/(Bank of America N.A. LOC), 0.480%, 9/5/2012	4,000,000
8,240,000		Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 0.200%, 9/6/2012	8,240,000
3,500,000		Wayne County, GA Development Authority, (Series 2000) Weekly VRDNs (Republic Services of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.330%, 9/5/2012	3,500,000
		TOTAL	61,253,944
		Illinois—7.5%
4,900,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.250%, 9/5/2012	4,900,000
1,435,000		Chicago, IL, (Series 2001) Weekly VRDNs (J.M.B. Moesle LLC)/(BMO Harris Bank, N.A. LOC), 0.520%, 9/6/2012	1,435,000
1,145,000		Illinois Development Finance Authority IDB Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC), 0.440%, 9/6/2012	1,145,000
2,100,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.430%, 9/6/2012	2,100,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.420%, 9/6/2012	1,000,000
2,750,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Jasper Meats, Inc.)/(BMO Harris Bank, N.A. LOC), 0.290%, 9/6/2012	2,750,000
3,000,000		Illinois State, (Series 2012), 2.00% Bonds, 2/1/2013	3,014,248
3,300,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.330%, 9/5/2012	3,300,000
5,800,000		Orland Park, IL IDA, (Series 1996) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.330%, 9/5/2012	5,800,000
9,200,000		Will County, IL, (Series 2007) Weekly VRDNs (University of St. Francis)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 9/7/2012	9,200,000
		TOTAL	34,644,248
		Indiana—2.0%
1,500,000		Indiana Development Finance Authority, EDRB (Series 2002) Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.320%, 9/6/2012	1,500,000
2,000,000		Indiana State Finance Authority Environmental Revenue, IDRB (Series 2011) Weekly VRDNs (Modern Forge Indiana LLC)/(Fifth Third Bank, Cincinnati LOC), 0.300%, 9/7/2012	2,000,000
5,500,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.270%, 9/6/2012	5,500,000
		TOTAL	9,000,000
		Iowa—1.7%
7,700,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Ag Real Estate Iowa One, LP)/(Rabobank Nederland NV, Utrecht LOC), 0.240%, 9/6/2012	7,700,000
		Kansas—0.9%
2,260,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.290%, 9/6/2012	2,260,000
1,930,000		Wyandotte County, KS, (Series 1999) Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 0.230%, 9/5/2012	1,930,000
		TOTAL	4,190,000
		Kentucky—0.6%
500,000		Henderson County, KY, (Series 1996A) Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.520%, 9/6/2012	500,000
2,100,000		Kentucky Housing Corp., (Series 2007) Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 1.150%, 9/6/2012	2,100,000
		TOTAL	2,600,000
		Louisiana—0.6%
2,600,000		Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.320%, 9/6/2012	2,600,000
		Maine—3.5%
2,190,000		Dover-Foxcroft, ME, (Series 2005) Weekly VRDNs (Pleasant River Lumber Co.)/(Wells Fargo Bank, N.A. LOC), 0.240%, 9/5/2012	2,190,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Maine—continued
$13,760,000		Maine Finance Authority, (Series 2002) Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 0.340%, 9/6/2012	$13,760,000
		TOTAL	15,950,000
		Massachusetts—0.4%
2,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.50% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 9/5/2012	2,000,000
		Multi-State—7.3%
740,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.320%, 9/6/2012	740,000
1,358,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.320%, 9/6/2012	1,358,000
6,700,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, Weekly VRDPs (Series 2)/(GTD by Deutsche Bank AG), 0.300%, 9/6/2012	6,700,000
5,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., Weekly VRDPs (2,118 Series 1)/(GTD by Barclays Bank PLC), 0.290%, 9/6/2012	5,000,000
5,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., Weekly VRDPs (Series 1)/(GTD by Deutsche Bank AG), 0.310% 9/6/2012	5,000,000
5,000,000	[3,4]	Nuveen Premier Municipal Income Fund, Inc., Weekly VRDPs (1.277 Series 1)/(GTD by Barclays Bank PLC), 0.290%, 9/6/2012	5,000,000
10,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., Weekly VRDPs (Series 1)/(GTD by JPMorgan Chase Bank, N.A.), 0.270%, 9/6/2012	10,000,000
		TOTAL	33,798,000
		New Jersey—4.9%
2,500,000		Edgewater, NJ, 1.50% BANs, 12/6/2012	2,503,895
3,957,860		Evesham Township, NJ, 1.50% BANs, 10/25/2012	3,962,322
3,232,000		Long Branch, NJ, 1.50% BANs, 6/14/2013	3,253,349
10,000,000		New Jersey State, (Series Fiscal 2013B) VRNs, 0.495%, 9/4/2012	10,001,452
3,000,000		North Plainfield, NJ, 1.50% BANs, 6/11/2013	3,014,041
		TOTAL	22,735,059
		New York—10.2%
765,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.320%, 9/6/2012	765,000
1,050,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.320%, 9/5/2012	1,050,000
1,480,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.420%, 9/6/2012	1,480,000
1,700,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 0.350%, 9/5/2012	1,700,000
1,300,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.330%, 9/6/2012	1,300,000
12,900,000		New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.240%, 9/6/2012	12,900,000
20,000,000	[3,4]	Nuveen New York Investment Quality Municipal Fund, Inc., Weekly VRDPs (Series 1)/ (GTD by Citibank NA, New York), 0.270%, 9/6/2012	20,000,000
7,500,000		Oyster Bay, NY, (Series 2012A), 2.50% BANs, 3/8/2013	7,578,828
		TOTAL	46,773,828
		Ohio—9.7%
3,000,000		Ashtabula County, OH, 1.00% BANs, 5/23/2013	3,008,614
8,500,000		Bath, OH Local School District, 1.25% BANs, 11/15/2012	8,513,824
1,345,000		Brunswick, OH, 1.15% BANs, 11/14/2012	1,346,350
3,000,000		Butler County, OH, 0.40% BANs, 8/1/2013	3,000,000
4,000,000		Cleveland, OH, 1.50% BANs, 1/25/2013	4,007,540
2,925,000		Dayton-Montgomery County, OH Port Authority, (Series 2007A) Weekly VRDNs (CareSource Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 9/7/2012	2,925,000
4,095,000		Montgomery County, OH, (Series 2006A) Weekly VRDNs (Cambridge Commons Apartments)/(FHLB of Indianapolis LOC), 0.190%, 9/6/2012	4,095,000
1,000,000		Oakwood City, OH, 1.125% BANs, 3/7/2013	1,001,140
5,000,000		Ohio HFA, (Series I) Weekly VRDNs (GNMA COL)/(Citibank NA, New York LIQ), 0.260%, 9/5/2012	5,000,000
4,500,000		Ohio State Higher Educational Facility Commission, (Series 2008B) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.220%, 9/5/2012	4,500,000
2,652,160		Painesville, OH, 1.45% BANs, 8/2/2013	2,672,704
2,000,000		Ravenna, OH, 1.75% BANs, 10/25/2012	2,002,202
1,615,000		Sandusky, OH, 1.25% BANs, 10/11/2012	1,615,962

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Ohio—continued
$1,000,000		South Euclid, OH, (Series B), 1.25% BANs, 9/26/2012	$1,000,544
		TOTAL	44,688,880
		Pennsylvania—1.7%
7,860,000		Pennsylvania State IDA, 3.00% Bonds, 1/1/2013	7,922,897
		South Carolina—1.0%
4,480,000		South Carolina Jobs-EDA, (Series 2007) Weekly VRDNs (ACI Industries LLC)/(Bank of America N.A. LOC), 0.370%, 9/6/2012	4,480,000
125,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.270%, 9/6/2012	125,000
		TOTAL	4,605,000
		Tennessee—3.7%
10,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2006) Weekly VRDNs (The Fountains Apartments, LLC)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 9/7/2012	10,000,000
7,140,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-E-1) Weekly VRDNs (Oak Ridge, TN)/(KBC Bank N.V. LOC), 0.750%, 9/5/2012	7,140,000
		TOTAL	17,140,000
		Texas—4.4%
3,000,000		Harris County, TX Education Facilities Finance Corp., (Series 2008B) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Bank of America N.A. LOC), 0.250%, 9/4/2012	3,000,000
13,000,000		Texas State Department of Housing & Community Affairs, (Series 2007 A) Weekly VRDNs (Texas State LIQ), 0.210%, 9/6/2012	13,000,000
4,085,000	[3,4]	Texas State Department of Housing & Community Affairs, P-FLOATs (Series PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.370%, 9/6/2012	4,085,000
		TOTAL	20,085,000
		Virginia—9.3%
3,000,000		Fairfax County, VA IDA, (Inova Health System), (Series 2012 C), 0.250%, 9/6/2012	3,000,000
18,250,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.140%, 9/5/2012	18,250,000
5,000,000		Fairfax County, VA IDA, (Series A-2) Weekly VRDNs (Inova Health System), 0.170%, 9/6/2012	5,000,000
5,000,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Wakefield School, Inc.)/(PNC Bank, N.A. LOC), 0.140%, 9/6/2012	5,000,000
2,350,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.25% CP (Virginia Electric & Power Co.), Mandatory Tender 9/12/2012	2,350,000
2,500,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.220%, 9/6/2012	2,500,000
1,405,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B22) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.220%, 9/5/2012	1,405,000
5,400,000	[3,4]	Virginia State, PUTTERs (Series 4195) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.180%, 9/6/2012	5,400,000
		TOTAL	42,905,000
		Wisconsin—0.4%
2,000,000		Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 9/6/2012	2,000,000
		TOTAL MUNICIPAL INVESTMENTS—100.6% (AT AMORTIZED COST)[5]	463,347,867
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[6]	(2,758,204)
		TOTAL NET ASSETS—100%	$460,589,663
Securities that are subject to the federal alternative minimum tax (AMT) represent 57.1% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At August 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.0%	3.0%

2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2012, these restricted securities amounted to $91,048,000, which represented 19.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2012, these liquid restricted securities amounted to $91,048,000, which represented 19.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2012.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
EDA	—Economic Development Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDFA	—Industrial Development Finance Authority
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MMMs	—Money Market Municipals
PCR	—Pollution Control Revenue
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
6
Federated Prime Cash Series
Portfolio of Investments
August 31, 2012 (unaudited)
Principal Amount			Value
		Asset-Backed Securities—3.0%
		Finance - Automotive—0.8%
$2,754,434		Ally Auto Receivables Trust 2012-2, Class A1, 0.314%, 3/15/2013	$2,754,434
7,206,310		AmeriCredit Automobile Receivables Trust 2012-2, Class A1, 0.300%, 5/8/2013	7,206,310
6,335,275		Nissan Auto Lease Trust 2012-A, Class A1, 0.344%, 3/15/2013	6,335,275
7,633,796		Santander Drive Auto Receivables Trust 2012-4, Class A1, 0.432%, 7/15/2013	7,633,796
		TOTAL	23,929,815
		Finance - Equipment—1.5%
13,238,590		CNH Equipment Trust 2012-B, Class A1, 0.383%, 7/12/2013	13,238,590
1,954,323	[1,2]	GE Equipment Small Ticket LLC (Series 2012-1), Class A1, 0.433%, 6/21/2013	1,954,323
3,813,468		GE Equipment Transportation LLC, (Series 2012-1), Class A1, 0.389%, 3/22/2013	3,813,468
2,349,201	[1,2]	Great America Leasing Receivables 2012-1, Class A1, 0.520%, 4/15/2013	2,349,201
6,898,465	[1,2]	MMAF Equipment Finance LLC 2012-A, Class A1, 0.346%, 7/10/2013	6,898,465
14,294,262	[1,2]	Navistar Financial 2012-A Owner Trust, Class A1, 0.432%, 7/18/2013	14,294,262
		TOTAL	42,548,309
		Finance - Retail—0.7%
10,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 1A, 0.438%, 9/17/2012	10,000,000
11,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A1, 0.440%, 9/16/2012	11,000,000
		TOTAL	21,000,000
		TOTAL ASSET-BACKED SECURITIES	87,478,124
		Certificates of Deposit—35.2%
		Finance - Banking—35.2%
25,000,000		BNP Paribas SA, 0.290%, 10/5/2012	25,000,000
40,000,000	[3]	Bank of Montreal, 0.390%, 9/14/2012	40,000,000
25,000,000	[3]	Bank of Montreal, 0.422%, 9/28/2012	25,000,000
30,000,000	[3]	Bank of Montreal, 0.472%, 11/6/2012	30,000,000
119,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.350% - 0.360%, 9/7/2012 - 10/26/2012	119,000,000
122,000,000		Barclays Bank PLC, 0.330% - 0.350%, 11/6/2012 - 11/21/2012	122,000,000
85,000,000		Credit Agricole Corporate and Investment Bank, 0.420% - 0.450%, 9/10/2012 - 10/4/2012	85,000,000
85,000,000		Credit Suisse, Zurich, 0.230%, 11/26/2012	85,000,000
40,000,000		Deutsche Bank AG, 0.330%, 11/29/2012	40,000,000
25,000,000	[3]	Deutsche Bank AG, 0.684%, 11/21/2012	25,000,000
50,000,000		Mizuho Corporate Bank Ltd., 0.250%, 10/22/2012	50,000,000
45,000,000		Natixis, 0.400%, 10/1/2012	45,000,000
25,000,000		Rabobank Nederland NV, Utrecht, 0.310%, 12/6/2012	25,000,000
35,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.389%, 9/13/2012	35,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.512%, 11/5/2012	25,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.538%, 9/18/2012	25,000,000
20,000,000	[3]	Royal Bank of Canada, Montreal, 0.538%, 9/21/2012	20,000,000
145,000,000		Sumitomo Mitsui Banking Corp., 0.320% - 0.350%, 9/12/2012 - 11/8/2012	145,000,000
50,000,000	[3]	Toronto Dominion Bank, 0.440%, 9/10/2012	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,016,000,000
		Collateralized Loan Agreements—9.4%
		Finance - Banking—9.4%
21,000,000		Citigroup Global Markets, Inc., 0.659%, 9/4/2012	21,000,000
15,000,000		Credit Suisse Securities (USA) LLC, 0.862%, 10/23/2012	15,000,000
55,000,000		Goldman Sachs & Co., 0.456%, 9/4/2012	55,000,000
85,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.456% - 0.760%, 9/4/2012 - 11/19/2012	85,000,000
1

Principal Amount			Value
		Collateralized Loan Agreements—continued
		Finance - Banking—continued
$25,000,000		Mizuho Securities USA, Inc., 0.355%, 9/4/2012	$25,000,000
69,500,000		RBS Securities, Inc., 0.550%, 9/4/2012	69,500,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	270,500,000
		Commercial Paper—27.7%[4]
		Aerospace/Auto—1.0%
14,500,000	[1,2]	Daimler Finance NA LLC, (GTD by Daimler AG), 0.420%—0.430%, 10/1/2012 - 10/11/2012	14,493,732
14,588,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.460%, 10/5/2012	14,581,662
		TOTAL	29,075,394
		Consumer Products—0.4%
11,800,000	[1,2]	Clorox Co., 0.390%, 9/10/2012	11,798,849
		Containers & Packaging—0.4%
11,550,000	[1,2]	Bemis Co., Inc., 0.320% - 0.410%, 9/5/2012 - 9/28/2012	11,547,837
		Finance - Banking—13.8%
20,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.356%, 11/27/2012	19,982,842
25,000,000		Citigroup Funding, Inc., (GTD by Citigroup, Inc.), 0.601%, 9/10/2012	24,996,250
40,000,000		ICICI Bank Ltd., (Bank of America N.A. LOC), 0.802%, 10/5/2012	39,969,778
70,000,000		ING (U.S.) Funding LLC, 0.365% - 0.370%, 9/4/2012 - 10/9/2012	69,988,981
47,000,000	[1,2]	Matchpoint Master Trust, 0.380% - 0.420%, 9/4/2012 - 9/17/2012	46,996,079
90,000,000	[1,2]	National Australia Funding (Delaware), Inc., 0.351%, 9/24/2012 - 11/21/2012	89,949,201
25,000,000	[1,2]	Northern Pines Funding LLC, 0.380%, 11/15/2012	24,980,208
50,000,000		Westpac Banking Corp. Ltd., Sydney, 0.331%, 9/10/2012	50,000,000
30,000,000		Westpac Banking Corp. Ltd., Sydney, 0.401%, 12/27/2012	29,961,000
		TOTAL	396,824,339
		Finance - Commercial—5.6%
65,000,000		General Electric Capital Corp., 0.351% - 0.401%, 10/4/2012 - 12/11/2012	64,959,111
25,000,000	[1,2]	Starbird Funding Corp., 0.450%, 9/5/2012	24,998,750
72,000,000	[1,2]	Versailles Commercial Paper LLC, 0.450% - 0.500%, 9/4/2012 - 10/1/2012	71,981,683
		TOTAL	161,939,544
		Finance - Retail—3.8%
15,000,000	[1,2]	Alpine Securitization Corp., 0.240%, 11/26/2012	14,991,400
38,000,000	[1,2]	Barton Capital LLC, 0.380% - 0.420%, 9/4/2012 - 9/17/2012	37,995,590
55,000,000	[1,2]	Salisbury Receivables Company LLC, 0.320%, 11/19/2012	54,961,378
		TOTAL	107,948,368
		Mining—0.5%
14,600,000	[1,2]	Xstrata Finance (Canada) Ltd., (GTD by Xstrata PLC), 0.510%, 10/5/2012	14,592,968
		Sovereign—1.7%
50,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.400%, 10/15/2012 - 10/16/2012	49,975,111
		Utility Gas—0.5%
14,500,000	[1,2]	Northeast Utilities, 0.410%—0.520%, 9/7/2012 - 9/14/2012	14,498,056
		TOTAL COMMERCIAL PAPER	798,200,466
		Corporate Bonds—4.5%
		Diversified—0.0%
1,000,000		General Electric Co., 5.000%, 2/1/2013	1,016,929
		Finance - Banking—3.2%
93,000,000	[3]	JPMorgan Chase Bank, N.A., 0.357%, 9/21/2012	93,000,000
		Finance - Commercial—1.3%
1,938,000	[3]	General Electric Capital Corp., 0.589%, 11/8/2012	1,938,916
500,000		General Electric Capital Corp., 2.800%, 1/8/2013	503,924
1,502,000		General Electric Capital Corp., 4.800%, 5/1/2013	1,544,688
22,331,000		General Electric Capital Corp., 5.250%, 10/19/2012	22,463,570
2

Principal Amount			Value
		Corporate Bonds—continued
		Finance - Commercial—continued
$9,458,000		General Electric Capital Corp., 5.450%, 1/15/2013	$9,631,510
		TOTAL	36,082,608
		TOTAL CORPORATE BONDS	130,099,537
		Loan Participation—0.7%
		Chemicals—0.7%
20,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.400%, 9/27/2012	20,000,000
		Notes - Variable—14.0%[3]
		Finance - Banking—11.4%
1,580,000		6380 Brackbill Associates LP, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.580%, 9/7/2012	1,580,000
1,095,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008A), (SunTrust Bank LOC), 0.250%, 9/4/2012	1,095,000
50,000,000		Australia & New Zealand Banking Group, Melbourne, 0.419%, 9/4/2012	50,000,000
2,000,000	[1,2]	BlackRock Municipal Bond Trust, VMTP Preferred Shares (Series T0014), 0.290%, 9/4/2012	2,000,000
15,000,000		Carew Realty, Inc., (Series 2012), (Fifth Third Bank, Cincinnati LOC), 0.330%, 9/6/2012	15,000,000
10,830,000	[1,2]	Chicago, IL, SPEARs (Series DB-494), 0.210%, 9/6/2012	10,830,000
3,545,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.580%, 9/7/2012	3,545,000
1,520,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.580%, 9/7/2012	1,520,000
76,035,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.380%, 9/4/2012	76,035,000
47,000,000		JPMorgan Chase Bank, N.A., 0.356%, 9/28/2012	47,000,000
4,550,000		MOBR-04 LLC, (Series 2004), (Compass Bank, Birmingham LOC), 1.840%, 9/6/2012	4,550,000
50,000,000		Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 9/4/2012	50,000,000
7,770,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.190%, 9/5/2012	7,770,000
6,995,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.190%, 9/5/2012	6,995,000
16,140,000		Serra Works Bond Holding Co. LLC, (Series 2008-A), (Fifth Third Bank, Cincinnati LOC), 0.300%, 9/6/2012	16,140,000
3,255,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.260%, 9/7/2012	3,255,000
20,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.535%, 11/17/2012	20,000,000
9,800,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.210%, 9/5/2012	9,800,000
3,505,000		Wiley Properties, Inc., (Series 2002), (Fifth Third Bank, Cincinnati LOC), 0.330%, 9/6/2012	3,505,000
		TOTAL	330,620,000
		Finance - Commercial—0.5%
1,400,000	[1,2]	KORDSA, Inc., (Series 2006), (General Electric Capital Corp. LOC), 0.270%, 9/6/2012	1,400,000
13,205,000	[1,2]	Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 0.270%, 9/6/2012	13,205,000
		TOTAL	14,605,000
		Finance - Retail—1.1%
32,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.795%, 9/17/2012	32,000,000
		Government Agency—1.0%
18,155,000		BBC Enterprises LLC, (Series 2007), (FHLB of San Francisco LOC), 0.150%, 9/6/2012	18,155,000
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.200%, 9/6/2012	10,000,000
		TOTAL	28,155,000
		TOTAL NOTES—VARIABLE	405,380,000
		U.S. Treasury Note—1.0%
		U.S. Treasury Note—1.0%
29,000,000		United States Treasury, 3.125%, 4/30/2013	29,550,903
3

Principal Amount		Value
	Repurchase Agreement—4.5%
$129,477,000	Interest in $4,105,000,000 joint repurchase agreement 0.20%, dated 8/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,105,091,222 on 9/4/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $4,221,332,947.	$129,477,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	2,886,686,030
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	1,136,127
	TOTAL NET ASSETS—100%	$2,887,822,157
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2012, these restricted securities amounted to $688,291,597, which represented 23.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2012, these liquid restricted securities amounted to $688,291,597, which represented 23.8% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2012.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
4
Federated Treasury Cash Series
Portfolio of Investments
August 31, 2012 (unaudited)
Principal Amount			Value
		U.S. Treasury—23.8%
$25,000,000		United States Treasury Notes, 0.375%, 9/30/2012	$25,005,459
23,000,000		United States Treasury Notes, 0.750% - 2.500%, 3/31/2013	23,242,674
25,000,000		United States Treasury Notes, 1.000%, 7/15/2013	25,164,948
21,500,000		United States Treasury Notes, 1.125%, 6/15/2013	21,648,995
71,000,000		United States Treasury Notes, 1.375%, 9/15/2012	71,032,882
49,000,000		United States Treasury Notes, 1.375%, 10/15/2012	49,072,055
25,500,000		United States Treasury Notes, 1.375%, 1/15/2013	25,616,634
69,500,000		United States Treasury Notes, 1.375%, 2/15/2013	69,883,166
32,000,000		United States Treasury Notes, 1.375%, 3/15/2013	32,198,382
42,500,000		United States Treasury Notes, 1.375%, 5/15/2013	42,848,613
75,500,000		United States Treasury Notes, 1.750%, 4/15/2013	76,235,164
31,500,000		United States Treasury Notes, 2.750%, 2/28/2013	31,897,627
28,000,000		United States Treasury Notes, 3.375%, 11/30/2012	28,220,948
17,000,000		United States Treasury Notes, 3.375%, 6/30/2013	17,447,932
25,000,000		United States Treasury Notes, 3.625%, 12/31/2012	25,283,543
		TOTAL U.S. TREASURY	564,799,022
		Repurchase Agreements—76.1%
100,000,000		Interest in $350,000,000 joint repurchase agreement 0.18%, dated 8/31/2012 under which Bank of Montreal will repurchase securities provided as collateral for $350,007,000 on 9/4/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/30/2016 and the market value of those underlying securities was $357,007,151.	100,000,000
27,000,000	[1]	Interest in $282,000,000 joint repurchase agreement 0.15%, dated 8/22/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $282,105,750 on 11/20/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2016 and the market value of those underlying securities was $287,655,673.	27,000,000
87,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.17%, dated 6/19/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,425,000 on 9/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $1,020,370,916.	87,000,000
100,000,000		Interest in $5,500,000,000 joint repurchase agreement 0.19%, dated 8/31/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,500,116,111 on 9/4/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $5,616,016,337.	100,000,000
44,000,000	[1]	Interest in $470,000,000 joint repurchase agreement 0.16%, dated 8/17/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $470,064,756 on 9/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2029 and the market value of those underlying securities was $479,438,501.	44,000,000
100,000,000		Interest in $675,000,000 joint repurchase agreement 0.18%, dated 8/31/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $675,013,500 on 9/4/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2019 and the market value of those underlying securities was $688,513,859.	100,000,000
53,435,000		Interest in $4,000,000,000 joint repurchase agreement 0.18%, dated 8/31/2012 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,080,000 on 9/4/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2042 and the market value of those underlying securities was $4,080,081,682.	53,435,000
87,000,000		Interest in $940,000,000 joint repurchase agreement 0.14%, dated 8/29/2012 under which CS First Boston Corp. will repurchase securities provided as collateral for $940,025,589 on 9/5/2012. The securities provided as collateral at the end of the period held with The JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2042 and the market value of those underlying securities was $958,808,116.	87,000,000
100,000,000		Interest in $2,675,000,000 joint repurchase agreement 0.18%, dated 8/31/2012 under which CS First Boston Corp. will repurchase securities provided as collateral for $2,675,053,500 on 9/4/2012. The securities provided as collateral at the end of the period held with The JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2041 and the market value of those underlying securities was $2,728,501,758.	100,000,000
1

Principal Amount			Value
		Repurchase Agreements—continued
$94,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.15%, dated 8/28/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,043,750 on 9/4/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $1,530,044,635.	$94,000,000
142,000,000	[1]	Interest in $1,500,000,000 joint repurchase agreement 0.16%, dated 8/9/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,213,333 on 9/10/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $1,530,176,887.	142,000,000
87,000,000		Interest in $940,000,000 joint repurchase agreement 0.14%, dated 8/29/2012 under which Goldman Sachs and Co. will repurchase securities provided as collateral for $940,025,589 on 9/5/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2016 and the market value of those underlying securities was $958,822,403.	87,000,000
86,000,000		Interest in $941,000,000 joint repurchase agreement 0.15%, dated 8/28/2012 under which Goldman Sachs and Co. will repurchase securities provided as collateral for $941,027,446 on 9/4/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2013 and the market value of those underlying securities was $959,848,100.	86,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.18%, dated 8/31/2012 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,020,000 on 9/4/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $1,020,002,076.	100,000,000
100,000,000		Interest in $500,000,000 joint repurchase agreement 0.18%, dated 8/31/2012 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $500,010,000 on 9/4/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $510,010,275.	100,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.18%, dated 8/31/2012 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,000,020,000 on 9/4/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2042 and the market value of those underlying securities was $1,020,020,419.	100,000,000
100,000,000		Interest in $1,005,985,000 joint repurchase agreement 0.18%, dated 8/31/2012 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,006,005,120 on 9/4/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2019 and the market value of those underlying securities was $1,026,108,822.	100,000,000
100,000,000		Interest in $2,800,000,000 joint repurchase agreement 0.18%, dated 8/31/2012 under which Royal Bank of Scotland will repurchase securities provided as collateral for $2,800,056,000 on 9/4/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2040 and the market value of those underlying securities was $2,855,999,999.	100,000,000
100,000,000		Interest in $1,675,000,000 joint repurchase agreement 0.18%, dated 8/31/2012 under which Societe Generale, New York will repurchase securities provided as collateral for $1,675,033,500 on 9/4/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $1,708,534,253.	100,000,000
100,000,000		Interest in $200,000,000 joint repurchase agreement 0.18%, dated 8/31/2012 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $200,004,000 on 9/4/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 9/30/2017 and the market value of those underlying securities was $204,004,128.	100,000,000
		TOTAL REPURCHASE AGREEMENTS	1,807,435,000
		TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[2]	2,372,234,022
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	2,516,474
		TOTAL NET ASSETS—100%	$2,374,750,496
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2012.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
2

The Directors has appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Cash Trust Series, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 23, 2012